PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Nov. 16, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions	$ 2,022	$ 1,947		$ 2,204
Other long-term obligations	963	566
Accrued expenses and other liabilities	4,505	3,943
Other legal claims
Disclosure of other provisions [line items]
Provisions	$ 202	$ 202		$ 269
South Africa | Other legal claims
Disclosure of other provisions [line items]
Provisions			$ 84
Other long-term obligations			65
Accrued expenses and other liabilities			$ 19